Share-Based Payments	12 Months Ended
Apr. 30, 2012
Share-Based Payments [Abstract]
Share-Based Payments
NOTE 9	SHARE-BASED PAYMENTS

The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by the Company’s shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to the Company’s and its subsidiaries’ non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately. At April 30, 2012, there were 7,311,613 shares available for future issuance under this plan.

Under the 2010 Equity and Incentive Compensation Plan, the Company has the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.

Stock Options: The following table is a summary of the Company’s stock option activity and related information.

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2011	196,925	$41.18
Exercised	(72,084)	39.46

Outstanding and exercisable at April 30, 2012	124,841	$42.18

At April 30, 2012, the weighted-average remaining contractual term for stock options outstanding and exercisable was 1.8 years and the aggregate intrinsic value of these stock options was approximately $4,675.

The total intrinsic value of options exercised during 2012, 2011, and 2010 was approximately $2,644, $13,355, and $5,876, respectively.

Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/Deferred Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Fair Value
Outstanding at May 1, 2011	1,157,266	$49.39	125,360	$77.53
Granted	152,180	78.32	99,455	76.37
Converted	125,360	77.53	(125,360)	77.53
Vested	(430,831)	52.60	—	—
Forfeited	(12,985)	52.91	—	—

Outstanding at April 30, 2012	990,990	$55.95	99,455	$76.37

The total fair value of equity awards other than stock options vesting in 2012, 2011, and 2010 was approximately $22,663, $17,680, and $16,273, respectively. The weighted-average grant date fair value of restricted shares, deferred shares, deferred stock units, and performance units is the average of the high and the low share price on the date of grant. The following table summarizes the weighted-average grant date fair values of the equity awards granted in 2012, 2011, and 2010.

Year Ended April 30,	Restricted/ Deferred Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Grant Date Fair Value
2012	152,180	$78.32	99,455	$76.37
2011	303,863	58.32	125,360	77.53
2010	504,580	44.63	190,010	57.37

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.